Long-Term Debt, net - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 26, 2020	Sep. 25, 2021	Aug. 09, 2021	Aug. 04, 2021	May 31, 2020	May 07, 2020	Jan. 02, 2020	Dec. 28, 2019	Apr. 29, 2019	Jan. 18, 2018
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 40,000,000	$ 40,000,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 40,000,000	$ 40,000,000
EWC Ventures and its Subsidiaries [Member]
Debt Instrument [Line Items]
Credit Facility, Interest Rate at Period End									5.50%
Debt Instrument, Covenant Description		$6,000
Term Loan		$ 240,552,000				$ 240,552,000		$ 15,000,000	$ 227,956,000	$ 40,000,000
Previous Revolving Credit Facility						30,000,000					$ 129,350
Term loan		240,552,000				240,552,000		$ 15,000,000	227,956,000	$ 40,000,000
Outstanding balance under term loan		$ 268,124,000							$ 228,671,000
Original secured term loan											130,000
Outstanding borrowings						30,000,000					$ 129,350
EWC Ventures and its Subsidiaries [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		1.00
Term Loan	$ 20,000,000
Term loan	20,000,000
EWC Ventures and its Subsidiaries [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		8.75
Term Loan	190,000,000
Term loan	$ 190,000,000
EWC Ventures and its Subsidiaries [Member] | Term Loan borrowings due on September 25, 2024
Debt Instrument [Line Items]
Principal payment		$ 2,400,000
EWC Ventures and its Subsidiaries [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maturity date	Sep. 25, 2024
Credit Facility, Interest Rate at Period End		4.25%							3.50%
Credit Facility, Interest Rate During Period		6.50%
Debt Instrument, Basis Spread on Variable Rate		3.50%
Line of Credit Facility, Maximum Borrowing Capacity							$ 30,000,000
Previous Revolving Credit Facility		$ 30,000,000							$ 3,000,000
Increase in borrowing capacity						$ 10,000,000	10,000,000
Line of Credit Facility, Maximum Borrowing Capacity							$ 30,000,000
Outstanding borrowings		30,000,000							$ 3,000,000
European Wax Center, Inc. and Subsidiaries
Debt Instrument [Line Items]
Outstanding balance under term loan		$ 268,124,000	$ 176,625,000